Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures
Investments in associates and joint ventures

15.        Investments in associates and joint ventures

The material non-consolidated entities of the Company are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pellets	50.9%	51.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pellets	50.9%	51.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pellets	51.0%	51.1%	49.0%
Companhia Siderúrgica do Pecém (“CSP”)	Brazil	Steel	50.0%	50.0%	50.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	46.8%	51.8%
Nacala Corridor Holding Netherlands B.V.	Netherlands	Coal	50.0%	50.0%	50.0%
Samarco Mineração S.A.	Brazil	Pellets	50.0%	50.0%	50.0%

Direct and indirect associates
Henan Longyu Energy Resources Co., Ltd.	China	Coal	25.0%	25.0%	75.0%
VLI S.A.	Brazil	Logistics	37.6%	37.6%	62.4%

a) Changes during the year

Changes in investments in associates and joint ventures as follows:

	2017			2016
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Balance at January 1st,	1,437	2,259	3,696	1,323	1,617	2,940

Additions (i)	1	92	93	1	238	239
Disposals	—	—	—	(7)	—	(7)
Translation adjustment	(2)	(28)	(30)	175	338	513
Equity results in income statement	57	41	98	69	240	309
Equity results from discontinued operations	—	—	—	3	—	3
Equity results in statement of comprehensive income	—	(152)	(152)	—	—	—
Dividends declared (ii)	(57)	(226)	(283)	(37)	(165)	(202)
Transfer to held for sale	—	—	—	(90)	—	(90)
Others	5	141	146	—	(9)	(9)

Balance at December 31,	1,441	2,127	3,568	1,437	2,259	3,696

(i)  Refers to the Coal and Other segments in the amounts of US$75 and US$18, respectively, on December 31, 2017 and US$187 and US$52, respectively, on December 31, 2016.

(ii)  In 2017, the Company received dividends in the amount of US$227, of which US$179 were declared during 2017.

The investments by segments are presented in note 3(b).

b) Acquisitions and divestiture

2017

Nacala Logistic Corridor - In December 2014 and as amended in November 2016, the Company signed an agreement with Mitsui & Co., Ltd. (“Mitsui”) to transfer 50% of its stake of 66.7% in Nacala Logistic Corridor, which comprises entities that holds railroads and port concessions located in Mozambique and Malawi. Also, Mitsui committed to acquire 15% participation in the holding entity of Vale Moçambique, which holds the Moatize Coal Project.

In March 2017, the transaction was concluded and Vale received a consideration of US$690. After the completion of the transaction, the Company (i) holds 81% of Vale Moçambique and retains the control of the Moatize Coal Project and (ii) shares control of the Nacala Logistic Corridor structure (Nacala BV), with Mitsui.

As a consequence of sharing control of Nacala BV, the Company:

(i) derecognized the assets and liabilities classified as held for sale in the total amount of US$4,144, from which US$4,063 refers to property, plant and equipment and intangibles;

(ii) derecognized US$14 related to cash and cash equivalents;

(iii) recognized a gain of US$447 in the income statement related to the sale and the re-measurement at fair value, of its remaining interest at Nacala BV based on the consideration received;

(iv) reclassified the gain related to the cumulative translation adjustments on to income statements in the amount of US$11;

The result of the transaction regarding the assets from Nacala’s logistic corridor was recognized in the income statement as “Impairment and other results on non-current assets”.

The results of the transaction with the coal holding entity was recognized in “Results from operation with noncontrolling interest” in the amount of US$105, directly in Stockholders’ Equity.

The consideration received was recognized in the statement of cash flows in “Proceeds from disposal of assets and investments” in the amount of US$435 and “Transactions with noncontrolling stockholders” in the amount of US$255.

After the conclusion of the transaction, Vale has outstanding loan balances with Nacala BV and Pangea Emirates Ltd due to the deconsolidation of Nacala Logistic Corridor, the balances as at December 31, 2017 are disclosed in note 30(b). In November 2017, Nacala B. V. signed financing contracts in the form of a project finance in order to receive US$2.7 billion contracted that will be used to settle a portion of the loan with the Company. The receipt of the proceeds is subject to precedent conditions for a project finance.

2016

Thyssenkrupp Companhia Siderúrgica do Atlântico Ltd (“CSA”) — In April 2016, the Company sold 100% of its interest at CSA (26.87%) for a non-significant amount. The transaction resulted in a loss of US$75 due to recycling the “Cumulative translation adjustments” recognized in the income statement as “Impairment and others results in associates and joint ventures”.

2015

Energy generation assets - In December 2013, the Company signed agreements with CEMIG Geração e Transmissão S.A. (“CEMIG GT”) to incorporate two joint ventures, Aliança Norte Participações S.A. and Aliança Geração de Energia S.A and exchange of assets and shares. The transaction was completed in the first quarter of 2015, in which Vale received cash proceeds of US$97 and recognized a gain of US$18 as “Impairment and others results in associates and joint ventures” and a gain of US$193 as “Impairment and others results of non-current assets”.

Shandong Yankuang International Coking Co., Ltd. (“Yankuang”) - In 2015, the Company completed the sale 100% of its interest at Yankuang, a producer of coking coal, methanol and other products. In this transaction, Vale recognized a gain of US$79 as “Impairment and others results in associates and joint ventures”.

			Investments in associates and
			joint ventures		Equity results in the income statement			Dividends received
			December 31,	December 31,	Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	2017	2016	2017	2016	2015	2017	2016	2015
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	26	26	7	9	—	1	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	89	68	50	17	25	19	26	19
Companhia Hispano-Brasileira de Pelotização	50.89	51.00	82	59	41	15	14	16	27	16
Companhia Ítalo-Brasileira de Pelotização	50.90	51.00	80	69	40	16	21	17	9	14
Companhia Nipo-Brasileira de Pelotização	51.00	51.11	137	108	93	29	46	29	41	30
MRS Logística S.A.	48.16	46.75	517	488	69	57	43	29	10	22
Samarco Mineração S.A.	50.00	50.00	—	—	—	—	(167)	—	—	146
VLI S.A.	37.60	37.60	968	969	29	36	46	19	—	8
Zhuhai YPM Pellet Co.	25.00	25.00	23	21	—	—	—	—	—	—
Others			—	—	—	—	(2)	—	—	—

			1,922	1,808	329	179	26	130	113	255
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	317	285	20	(4)	(3)	—	—	28

			317	285	20	(4)	(3)	—	—	28
Base metals
Korea Nickel Corp.	25.00	25.00	13	12	1	(1)	(3)	—	4	—
Teal Minerals Inc.	50.00	50.00	—	—	—	(3)	(129)	—	—	—

			13	12	1	(4)	(132)	—	4	—
Others
Aliança Geração de Energia S.A.	55.00	55.00	571	582	27	46	50	29	39	30
Aliança Norte Energia Participações S.A.	51.00	51.00	160	148	(2)	(6)	1	—	—	—
California Steel Industries, Inc.	50.00	50.00	200	185	42	33	(27)	27	4	—
Companhia Siderúrgica do Pecém	50.00	50.00	262	527	(264)	25	(307)	—	—	—
Mineração Rio Grande do Norte S.A.	40.00	40.00	101	129	13	48	40	41	32	3
Thyssenkrupp Companhia Siderúrgica do Atlântico Ltd.	—	—	—	—	—	—	(80)	—	—	—
Others			22	20	(68)	(8)	(13)	—	1	2

			1,316	1,591	(252)	138	(336)	97	76	35

Total			3,568	3,696	98	309	(445)	227	193	318

c) Summarized financial information

The summarized financial information about relevant associates and joint-ventures for the Company are as follows:

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,170

Total assets	1,337	4,471	1,070	2,372	1,494	4,908

Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799

Total liabilities	299	3,947	306	1,298	226	2,336

Stockholders’equity	1,038	524	764	1,074	1,268	2,574

Net income (loss)	49	(528)	442	143	79	77

	December 31, 2016
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	115	743	392	233	903	389
Non-current assets	1,208	3,809	318	2,091	456	4,169

Total assets	1,323	4,552	710	2,324	1,359	4,558

Current liabilities	165	664	109	433	200	677
Non-current liabilities	100	2,835	3	877	19	1,304

Total liabilities	265	3,499	112	1,310	219	1,981

Stockholders’equity	1,058	1,053	598	1,014	1,140	2,577

Net income (loss)	84	49	152	118	(17)	95

(i)  Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

The stand-alone financial information may differ from the financial information reported herein, since they may be adjusted, when necessary to Vale’s accounting policies including eventual goodwill, provisional price adjustment, etc.

Accounting policy

Joint arrangements investments - Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. The Company does not have material joint operations.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company’s investment in joint ventures includes the goodwill identified in the acquisition, net of any accumulated impairment loss.

The Company’s interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company’s reserves. When the Company’s interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management have concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of the entity. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.